Global Opportunity Portfolio
Global Opportunity Portfolio

Prospectus Supplement

February 27, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 27, 2015 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Advantage Portfolio (Class IS shares)

Global Opportunity Portfolio (Class IS shares)
(collectively, the "Portfolios")

The contractual advisory fee rates of the Portfolios have been decreased, effective March 2, 2015. Accordingly, effective March 2, 2015, the Prospectus is hereby amended as follows:

With respect to the Global Opportunity Portfolio:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Global Opportunity Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Global Opportunity Portfolio Class IS
Advisory Fee	[1]	0.80%
Distribution and/or Shareholder Service (12b-1) Fee		none
Other Expenses	[2]	7.54%
Total Annual Portfolio Operating Expenses	[3]	8.34%
Fee Waiver and/or Expense Reimbursement	[3]	7.31%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.03%
[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective March 2, 2015.
[2]	Other expenses have been estimated for the current fiscal year.
[3]	The Portfolio's "Adviser" Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.03% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

*** Please retain this supplement for future reference.